VANECK BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 86.1%
Automobiles & Components : 1.3%
Iochpe Maxion SA 53,602 $ 109,431
Mahle Metal Leve SA 22,700 112,894
222,325
Banks : 2.6%
Inter & Co., Inc. 78,442 429,862
Underline
Capital Goods : 1.7%
Armac Locacao Logistica E
Servicos SA 44,700 29,531
Kepler Weber SA 60,150 80,847
Mills Locacao Servicos e
Logistica SA 49,250 81,646
Tupy SA 25,500 81,329
273,353
Commercial & Professional Services : 1.7%
ESG Minerals Ltd. 26,308 657
Orizon Valorizacao de
Residuos SA * 25,400 188,282
Valid Solucoes e Servicos de
Seguranca em Meios de
Pagamento e Identificacao SA 22,700 93,005
281,944
Consumer Discretionary Distribution &
Retail : 3.6%
C&A Modas SA * 70,650 131,483
Grupo SBF SA 55,950 114,911
Magazine Luiza SA * 148,300 263,780
Pet Center Comercio e
Participacoes SA 114,950 81,985
592,159
Consumer Durables & Apparel : 13.9%
Azzas 2154 SA 77,925 334,562
Construtora Tenda SA 35,700 86,334
Cury Construtora e
Incorporadora SA 66,900 287,814
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 122,950 514,945
Direcional Engenharia SA 50,550 278,420
Ez Tec Empreendimentos e
Participacoes SA 64,402 171,657
Grendene SA 94,800 91,370
Guararapes Confeccoes SA 40,550 44,981
MRV Engenharia e
Participacoes SA * 153,250 137,232
Plano & Plano
Desenvolvimento Imobiliario
SA 28,250 58,218
Vivara Participacoes SA 65,450 228,128
Vulcabras SA 26,250 72,681
2,306,342
Consumer Services : 5.9%
Afya Ltd. 7,870 141,109
Arcos Dorados Holdings, Inc. 43,071 347,152
Cogna Educacao SA * 744,100 272,528
Cruzeiro do Sul Educacional SA 29,650 19,745
Number
of Shares Value
Consumer Services (continued)
YDUQS Participacoes SA 87,050 $ 176,039
Zamp SA * 33,015 17,125
973,698
Consumer Staples Distribution & Retail : 0.5%
Dimed SA Distribuidora da
Medicamentos * 39,500 59,875
Empreendimentos Pague
Menos SA * 50,572 27,916
87,791
Energy : 11.0%
Brava Energia 179,609 727,066
Excelerate Energy, Inc. 5,246 150,455
Karoon Energy Ltd. † 235,746 234,580
Modec, Inc. 19,300 535,774
Petroreconcavo SA 60,300 174,250
1,822,125
Financial Services : 0.8%
Vinci Partners Investments
Ltd. † 12,554 127,046
Underline
Food, Beverage & Tobacco : 11.5%
Adecoagro SA † 14,925 166,712
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 24,500 96,730
Camil Alimentos SA 41,850 28,235
Jalles Machado SA 78,317 55,034
M Dias Branco SA 59,900 238,804
Marfrig Global Foods SA 139,363 441,062
Minerva SA * 136,400 151,066
Sao Martinho SA 71,500 259,364
SLC Agricola SA 95,350 310,791
Tres Tentos Agroindustrial SA 61,900 157,179
1,904,977
Health Care Equipment & Services : 3.6%
Fleury SA 130,737 268,052
Hospital Mater Dei SA 24,700 16,664
Odontoprev SA 110,840 202,783
Oncoclinicas do Brasil Servicos
Medicos SA * 108,950 115,891
603,390
Insurance : 1.4%
IRB-Brasil Resseguros SA * 26,073 234,209
Underline
Materials : 3.9%
Cia Brasileira de Aluminio * 96,400 81,256
Dexco SA 168,600 158,955
ERO Copper Corp. * † 27,706 335,797
Irani Papel e Embalagem SA 57,300 72,397
648,405
Media & Entertainment : 0.6%
VTEX * 20,857 105,745
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 0.2%
Blau Farmaceutica SA 15,450 34,439
Underline

VANECK BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Real Estate Management & Development :
2.9%
Iguatemi SA 100,550 $ 325,978
JHSF Participacoes SA 156,250 114,454
LOG Commercial Properties e
Participacoes SA 12,600 40,252
480,684
Software & Services : 0.8%
LWSA SA 144A 123,650 57,855
Sonda SA 166,453 70,617
128,472
Technology Hardware & Equipment : 1.4%
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 43,850 98,359
Ituran Location and Control
Ltd. 3,706 134,009
232,368
Transportation : 7.3%
Azul SA (ADR) * † 50,793 83,301
EcoRodovias Infraestrutura e
Logistica SA 159,640 151,627
Hidrovias do Brasil SA * 100,050 39,098
Log-in Logistica Intermodal
SA * 5,600 20,657
Movida Participacoes SA * 65,750 56,573
Santos Brasil Participacoes SA 202,300 471,854
SIMPAR SA * 146,000 103,876
Vamos Locacao de Caminhoes
Maquinas e Equipamentos
SA * 165,300 127,166
Wilson Sons SA 52,550 156,827
1,210,979
Utilities : 9.5%
Alupar Investimento SA 106,436 542,024
Auren Energia SA * 145,500 189,701
Cia de Saneamento de Minas
Gerais Copasa MG 90,838 314,390
Cia De Sanena Do Parana * 70,550 333,559
Light SA * 62,300 51,530
Serena Energia SA * 104,102 140,288
1,571,492
Total Common Stocks
(Cost: $15,155,581) 14,271,805
PREFERRED SECURITIES: 13.6%
Banks : 4.0%
Banco ABC Brasil SA* 40,648 146,025
Banco do Estado do Rio
Grande do Sul SA 91,900 172,963
Banco Pan SA* 277,500 354,507
673,495
Basic Materials : 1.3%
Usinas Siderurgicas de Minas
Gerais SA Usiminas 217,150 216,143
Underline
Capital Goods : 2.9%
Marcopolo SA 326,191 349,830
Number
of Shares Value
Capital Goods (continued)
Randon SA Implementos e
Participacoes* 85,400 $ 126,010
475,840
Consumer Cyclicals : 0.5%
Alpargatas SA 67,300 80,787
Underline
Energy : 1.0%
Raizen SA 512,900 166,279
Underline
Financials : 1.9%
Bradespar SA 101,150 317,465
Underline
Information Technology : 0.5%
Cia de Ferro Ligas da Bahia
FERBASA* 65,300 83,078
Underline
Materials : 1.5%
Unipar Carbocloro SA 26,050 250,436
Underline
Total Preferred Securities
(Cost: $2,320,249) 2,263,523
RIGHTS: 0.0%
(Cost: $0)
Transportation : 0.0%
Hidrovias do Brasil SA,
0.00* 94,965 3,495
Underline
Total Investments Before Collateral for
Securities Loaned: 99.7%
(Cost: $17,475,830) 16,538,823
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.9%
Money Market Fund: 2.9%
(Cost: $473,423)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 473,423 473,423
Total Investments: 102.6%
(Cost: $17,949,253) 17,012,246
Liabilities in excess of other assets: (2.6)% (430,404)
NET ASSETS: 100.0% $ 16,581,842

FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
BRL Brazilian Real
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $755,595.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $57,855, or 0.3% of net assets.